iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Axon Enterprise, Inc.
(a)
..................... 56 $ 12,873
a
Air Freight & Logistics  —  0 .6%
Expeditors International of Washington, Inc. ....... 261 31,409
a
Automobile Components  —  0 .4%
Aptiv PLC
(a)
............................. 243 20,130
a
Automobiles  —  3 .3%
Tesla, Inc.
(a) (b)
........................... 715 171,657
a
Biotechnology  —  0 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 42 7,066
Exact Sciences Corp.
(a)
..................... 77 4,928
Regeneron Pharmaceuticals, Inc.
(a)
............. 7 5,767
Vertex Pharmaceuticals, Inc.
(a)
................ 31 10,999
28,760
a
Broadline Retail  —  6 .7%
Amazon.com, Inc.
(a)
....................... 2,236 326,657
MercadoLibre, Inc.
(a)
....................... 12 19,446
346,103
a
Building Products  —  0 .6%
Lennox International, Inc. ................... 71 28,873
a
Capital Markets  —  0 .9%
FactSet Research Systems, Inc. ............... 40 18,138
MarketAxess Holdings, Inc. .................. 23 5,523
Moody's Corp. ........................... 58 21,168
44,829
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 236 45,248
a
Commercial Services & Supplies  —  0 .7%
Veralto Corp.
(a)
.......................... 449 34,685
a
Communications Equipment  —  0 .2%
Arista Networks, Inc.
(a)
..................... 52 11,425
a
Construction & Engineering  —  0 .3%
Quanta Services, Inc. ...................... 84 15,818
a
Consumer Staples Distribution & Retail  —  1 .0%
Costco Wholesale Corp. .................... 85 50,383
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 71 13,810
a
Distributors  —  0 .2%
Pool Corp. ............................. 26 9,030
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 217 29,488
a
Energy Equipment & Services  —  0 .4%
Schlumberger Ltd. ........................ 350 18,214
a
Entertainment  —  0 .8%
Netflix, Inc.
(a)
............................ 82 38,866
Warner Bros Discovery, Inc. , Series A
(a)
.......... 481 5,026
43,892
a
Security Shares Value
a
Financial Services  —  3 .8%
Mastercard, Inc. , Class A .................... 210 $ 86,905
PayPal Holdings, Inc.
(a)
..................... 233 13,423
Visa, Inc. , Class A ........................ 384 98,565
198,893
a
Food Products  —  0 .3%
Darling Ingredients, Inc. .................... 156 6,844
Lamb Weston Holdings, Inc. ................. 80 8,002
14,846
a
Ground Transportation  —  0 .8%
Old Dominion Freight Line, Inc. ............... 32 12,450
Uber Technologies, Inc.
(a)
................... 421 23,736
Union Pacific Corp. ....................... 29 6,533
42,719
a
Health Care Equipment & Supplies  —  2 .1%
Cooper Companies, Inc. (The) ................ 53 17,857
Dexcom, Inc.
(a)
.......................... 47 5,429
Edwards Lifesciences Corp.
(a)
................ 467 31,621
Hologic, Inc.
(a)
........................... 72 5,134
IDEXX Laboratories, Inc.
(a)
................... 81 37,731
Intuitive Surgical, Inc.
(a)
..................... 34 10,568
108,340
a
Health Care Providers & Services  —  1 .6%
DaVita, Inc.
(a)
............................ 77 7,812
Elevance Health, Inc. ...................... 82 39,318
McKesson Corp. ......................... 57 26,822
Molina Healthcare, Inc. ..................... 28 10,236
84,188
a
Hotels, Restaurants & Leisure  —  1 .3%
Booking Holdings, Inc.
(a)
.................... 10 31,257
Chipotle Mexican Grill, Inc.
(a)
................. 3 6,607
Starbucks Corp. .......................... 296 29,393
67,257
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 276 26,670
a
Industrial Conglomerates  —  0 .3%
General Electric Co. ....................... 117 14,251
a
Insurance  —  0 .5%
Progressive Corp. (The) .................... 142 23,292
a
Interactive Media & Services  —  9 .8%
Alphabet, Inc. , Class A
(a)
.................... 936 124,048
Alphabet, Inc. , Class C , NVS
(a)
................ 1,711 229,137
Meta Platforms, Inc. , Class A
(a)
................ 474 155,069
508,254
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 53 17,656
Akamai Technologies, Inc.
(a)
.................. 55 6,354
Gartner, Inc.
(a)
........................... 36 15,654
MongoDB, Inc. , Class A
(a)
................... 36 14,967
Okta, Inc. , Class A ........................ 76 5,096
Snowflake, Inc. , Class A .................... 70 13,138
Twilio, Inc. , Class A ....................... 154 9,961
82,826
a
Life Sciences Tools & Services  —  1 .5%
Danaher Corp. .......................... 98 21,884
IQVIA Holdings, Inc.
(a)
...................... 82 17,556
Mettler-Toledo International, Inc.
(a)
............. 5 5,460

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Life Sciences Tools & Services (continued)
Repligen Corp. .......................... 33 $ 5,189
Waters Corp.
(a)
.......................... 65 18,240
West Pharmaceutical Services, Inc. ............ 26 9,120
77,449
a
Machinery  —  0 .3%
Deere & Co. ............................ 31 11,297
IDEX Corp. ............................. 33 6,655
17,952
a
Media  —  0 .1%
Charter Communications, Inc. , Class A
(a)
......... 15 6,002
a
Metals & Mining  —  0 .2%
Nucor Corp. ............................ 51 8,668
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 98 17,851
Hess Corp. ............................. 260 36,545
Targa Resources Corp. ..................... 124 11,216
65,612
a
Pharmaceuticals  —  3 .2%
Eli Lilly & Co. ........................... 193 114,071
Zoetis, Inc. , Class A ....................... 296 52,294
166,365
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 314 72,195
Broadridge Financial Solutions, Inc. ............ 81 15,699
Ceridian HCM Holding, Inc. .................. 89 6,132
Paylocity Holding Corp. ..................... 34 5,327
99,353
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a)
................. 425 33,558
a
Semiconductors & Semiconductor Equipment  —  8 .8%
Advanced Micro Devices, Inc.
(a)
............... 407 49,312
Applied Materials, Inc. ..................... 424 63,507
Enphase Energy, Inc.
(a)
..................... 61 6,162
NVIDIA Corp. ........................... 645 301,667
NXP Semiconductors NV ................... 163 33,265
453,913
a
Software  —  23 .5%
Adobe, Inc.
(a)
............................ 153 93,485
ANSYS, Inc.
(a)
........................... 45 13,201
Atlassian Corp. , Class A .................... 61 11,648
Autodesk, Inc.
(a)
.......................... 210 45,870
Cadence Design Systems, Inc.
(a)
.............. 80 21,862
Confluent, Inc. , Class A ..................... 267 5,666
Fair Isaac Corp.
(a)
......................... 5 5,438
HubSpot, Inc. ........................... 22 10,866
Intuit, Inc. .............................. 106 60,575
Microsoft Corp. .......................... 1,853 702,120
Oracle Corp. ............................ 62 7,205
Palo Alto Networks, Inc.
(a)
................... 80 23,607
PTC, Inc. .............................. 77 12,117
Salesforce, Inc.
(a)
......................... 283 71,288
ServiceNow, Inc.
(a)
........................ 55 37,716
Splunk, Inc. ............................ 138 20,913
Synopsys, Inc.
(a)
......................... 45 24,445
UiPath, Inc. , Class A
(a)
..................... 279 5,513
Workday, Inc. , Class A ..................... 138 37,359
Security Shares Value
a
Software (continued)
Zscaler, Inc. ............................ 27 $ 5,333
1,216,227
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 98 20,460
Equinix, Inc. ............................ 45 36,676
SBA Communications Corp. , Class A ............ 65 16,052
73,188
a
Specialty Retail  —  0 .5%
Burlington Stores, Inc. ..................... 69 11,702
Ulta Beauty, Inc.
(a)
........................ 36 15,335
27,037
a
Technology Hardware, Storage & Peripherals  —  13 .9%
Apple, Inc. ............................. 3,723 707,184
Seagate Technology Holdings PLC ............. 153 12,102
719,286
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 26 17,263
Lululemon Athletica, Inc.
(a)
................... 36 16,085
Nike, Inc. , Class B ........................ 93 10,255
43,603
a
Trading Companies & Distributors  —  0 .4%
WW Grainger, Inc. ........................ 27 21,227
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,025,953 ) .................................. 5,157,603
a
Short-Term Securities
Money Market Funds  —  3 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 164,075 164,157
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 28,794 28,794
a
Total Short-Term Securities — 3.7%
(Cost: $ 192,936 ) ................................... 192,951
Total Investments — 103.5%
(Cost: $ 4,218,889 ) .................................. 5,350,554
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (180,058)
Net Assets — 100.0% ................................. $ 5,170,496
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,212  $ 159,935
(a)
$ —  $ (4) $ 14  $ 164,157  164,075  $ 55
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 6,805  21,989
(a)
—  —  —  28,794  28,794  134  —
$ (4) $ 14
$ 192,951
$ 189  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 1 12/15/23 $ 9 $ 3

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,157,603 $ — $ — $ 5,157,603
Short-Term Securities
Money Market Funds ...................................... 192,951 — — 192,951
$ 5,350,554 $ — $ — $ 5,350,554
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3 $ — $ — $ 3
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)